INCOME TAXES - Summary of changes in valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (16,070)	¥ (73,189)
Additions	(11,151)	(4,676)
Reversals	375	5
Disposal of subsidiaries	378	61,790
Balance at end of the year	¥ (26,468)	¥ (16,070)